Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 94.2%
Corporate Bonds — 94.2%
Advertising — 0.9%
Lamar Media Corp.
4.000%, due 2/15/30	$250,000	$230,588
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	213,000	197,501
7.375%, due 2/15/31	112,000	117,319
		545,408
Aerospace & Defense — 1.3%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	73,000	72,790
7.000%, due 6/1/32	25,000	25,562
7.250%, due 7/1/31	167,000	171,920
7.500%, due 2/1/29	159,000	166,019
TransDigm, Inc.
4.625%, due 1/15/29	302,000	285,601
6.750%, due 8/15/28	85,000	86,634
		808,526
Agriculture — 0.7%
Darling Ingredients, Inc.
5.250%, due 4/15/27	354,000	348,183
6.000%, due 6/15/30	117,000	116,094
		464,277
Airlines — 1.1%
American Airlines, Inc.
8.500%, due 5/15/29	120,000	123,541
United Airlines, Inc.
4.375%, due 4/15/26	202,000	196,948
4.625%, due 4/15/29	399,000	377,070
		697,559
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	200,806

Auto Parts & Equipment — 1.4%
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,605
Dana, Inc.
4.250%, due 9/1/30	72,000	63,581
4.500%, due 2/15/32	142,000	124,068
Garrett Motion Holdings, Inc. / Garrett LX I SARL
7.750%, due 5/31/32	255,000	259,287
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	265,000	250,107
Phinia, Inc.
6.750%, due 4/15/29	100,000	102,001
		880,649
Banks — 2.3%
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	170,000	170,430
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	87,096
12.000%, due 10/1/28	313,000	336,766
Intesa Sanpaolo SpA, (Italy)
5.710%, due 1/15/26	373,000	372,605
KeyBank NA
4.900%, due 8/8/32	181,000	167,389
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	295,000	306,322
		1,440,608
Beverages — 0.6%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	254,000	236,533
	Principal Amount	Value
Corporate Bonds (continued)
Beverages (continued)
Triton Water Holdings, Inc.
6.250%, due 4/1/29	$130,000	$125,960
		362,493
Building Materials — 2.8%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	168,000	167,028
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	335,000	341,289
6.750%, due 7/15/31	89,000	90,760
Masterbrand, Inc.
7.000%, due 7/15/32	125,000	128,426
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	91,314
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	300,000	280,229
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	355,000	332,346
Standard Industries, Inc.
4.375%, due 7/15/30	197,000	179,467
Wilsonart LLC
11.000%, due 8/15/32	200,000	196,000
		1,806,859
Chemicals — 3.6%
Avient Corp.
7.125%, due 8/1/30	275,000	282,357
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	202,000	202,823
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	225,000	241,175
Innophos Holdings, Inc.
9.375%, due 2/15/28	179,000	154,835
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27	250,000	226,853
Olin Corp.
5.000%, due 2/1/30	183,000	174,364
Rain Carbon, Inc.
12.250%, due 9/1/29(b)	201,000	217,256
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	28,000	26,104
6.625%, due 5/1/29	222,000	209,280
SK Invictus Intermediate II SARL
5.000%, due 10/30/29	200,000	186,317
SNF Group SACA, (France)
3.125%, due 3/15/27	134,000	123,919
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	8,340
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	235,170
		2,288,793
Commercial Services — 7.1%
ADT Security Corp. (The)
4.125%, due 8/1/29	197,000	183,781
Allied Universal Holdco LLC
7.875%, due 2/15/31	355,000	361,180
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	251,000	218,695
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	316,000	291,267
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	72,346

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	$127,000	$116,240
Boost Newco Borrower LLC
7.500%, due 1/15/31	200,000	210,655
Brink’s Co. (The)
6.500%, due 6/15/29	140,000	142,670
6.750%, due 6/15/32	150,000	152,907
Carriage Services, Inc.
4.250%, due 5/15/29	173,000	156,732
Champions Financing, Inc.
8.750%, due 2/15/29	235,000	239,688
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	88,000	84,724
9.500%, due 11/1/27	123,000	123,777
Herc Holdings, Inc.
5.500%, due 7/15/27	373,000	369,921
6.625%, due 6/15/29	185,000	188,887
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	245,000	233,099
NESCO Holdings II, Inc.
5.500%, due 4/15/29	93,000	86,558
Service Corp. International
3.375%, due 8/15/30	138,000	122,100
Sotheby’s
7.375%, due 10/15/27	223,000	185,671
United Rentals North America, Inc.
4.000%, due 7/15/30	331,000	302,750
Valvoline, Inc.
3.625%, due 6/15/31	220,000	192,312
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	78,283
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	366,000	360,185
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	68,515
		4,542,943
Computers — 1.3%
Gartner, Inc.
4.500%, due 7/1/28	200,000	194,176
Insight Enterprises, Inc.
6.625%, due 5/15/32	115,000	118,308
NCR Voyix Corp.
5.125%, due 4/15/29	290,000	277,060
Seagate HDD Cayman
4.091%, due 6/1/29	156,000	146,821
4.125%, due 1/15/31	68,000	61,652
8.500%, due 7/15/31	25,000	27,145
		825,162
Cosmetics/Personal Care — 0.4%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	77,012
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	174,491
		251,503
Distribution/Wholesale — 0.6%
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,772
Velocity Vehicle Group LLC
8.000%, due 6/1/29	125,000	128,750
Verde Purchaser LLC
10.500%, due 11/30/30	225,000	239,170
		383,692
Diversified Financial Services — 4.0%
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)(b)	134,000	137,722
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Credit Acceptance Corp.
9.250%, due 12/15/28	$245,000	$261,451
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	90,644
LPL Holdings, Inc.
4.000%, due 3/15/29	280,000	263,867
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	70,000	71,841
6.500%, due 3/26/31	120,000	124,536
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	225,000	229,668
OneMain Finance Corp.
3.500%, due 1/15/27	231,000	218,300
6.625%, due 1/15/28	510,000	516,778
7.500%, due 5/15/31	170,000	174,806
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	129,786
7.125%, due 11/15/30	130,000	130,996
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	197,000	202,910
		2,553,305
Electric — 1.9%
Calpine Corp.
4.500%, due 2/15/28	4,000	3,832
4.625%, due 2/1/29	40,000	37,798
5.125%, due 3/15/28	25,000	24,213
Clearway Energy Operating LLC
4.750%, due 3/15/28	233,000	223,667
NextEra Energy Operating Partners LP
4.500%, due 9/15/27	160,000	153,208
PG&E Corp.
5.000%, due 7/1/28	220,000	214,590
Pike Corp.
8.625%, due 1/31/31	192,000	206,463
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/73(a)	79,000	80,867
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	82,095
6.875%, due 4/15/32	175,000	180,114
		1,206,847
Electrical Components & Equipment — 1.2%
Energizer Holdings, Inc.
4.750%, due 6/15/28	329,000	312,078
EnerSys
6.625%, due 1/15/32	139,000	141,498
WESCO Distribution, Inc.
7.250%, due 6/15/28	331,000	339,189
		792,765
Electronics — 0.9%
Imola Merger Corp.
4.750%, due 5/15/29	270,000	254,120
Sensata Technologies BV
4.000%, due 4/15/29	368,000	341,017
		595,137
Engineering & Construction — 0.7%
Artera Services LLC
8.500%, due 2/15/31	246,000	252,215
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29(b)	223,000	200,874
		453,089
Entertainment — 4.4%
Affinity Interactive
6.875%, due 12/15/27	395,000	344,407
Caesars Entertainment, Inc.
4.625%, due 10/15/29	284,000	263,855
6.500%, due 2/15/32	165,000	167,177

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Churchill Downs, Inc.
4.750%, due 1/15/28	$285,000	$275,166
5.750%, due 4/1/30	126,000	123,540
Everi Holdings, Inc.
5.000%, due 7/15/29	159,000	157,499
Light & Wonder International, Inc.
7.250%, due 11/15/29	158,000	162,584
7.500%, due 9/1/31	126,000	131,479
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	333,640
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	293,000	286,561
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.625%, due 5/1/32	150,000	154,026
WMG Acquisition Corp.
3.750%, due 12/1/29	182,000	165,335
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	270,000	259,908
		2,825,177
Environmental Control — 1.2%
GFL Environmental, Inc.
3.750%, due 8/1/25	241,000	238,278
Reworld Holding Corp.
4.875%, due 12/1/29	184,000	168,256
5.000%, due 9/1/30	200,000	181,156
Waste Pro USA, Inc.
5.500%, due 2/15/26	162,000	160,618
		748,308
Food — 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	383,000	373,407
6.500%, due 2/15/28	268,000	271,876
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	13,000	12,595
Performance Food Group, Inc.
4.250%, due 8/1/29	317,000	293,599
Post Holdings, Inc.
4.625%, due 4/15/30	311,000	289,733
5.500%, due 12/15/29	193,000	187,247
US Foods, Inc.
4.625%, due 6/1/30	283,000	265,281
		1,693,738
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	155,094

Healthcare-Services — 3.1%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	380,000	366,883
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	224,995
6.000%, due 1/15/29	343,000	318,460
Encompass Health Corp.
5.750%, due 9/15/25	219,000	218,705
Star Parent, Inc.
9.000%, due 10/1/30	107,000	114,185
Tenet Healthcare Corp.
4.250%, due 6/1/29	225,000	212,271
4.625%, due 6/15/28	188,000	181,175
6.125%, due 6/15/30	345,000	346,298
		1,982,972
	Principal Amount	Value
Corporate Bonds (continued)
Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	$225,000	$230,168

Home Builders — 0.9%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	223,817
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	232,742
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	42,352
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	78,789
		577,700
Household Products/Wares — 0.9%
Kronos Acquisition Holdings, Inc., (Canada)
8.250%, due 6/30/31	300,000	302,605
10.750%, due 6/30/32	270,000	261,947
		564,552
Housewares — 1.0%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	363,000	360,513
Newell Brands, Inc.
6.375%, due 9/15/27	268,000	267,696
		628,209
Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	35,000	35,522
8.500%, due 6/15/29	50,000	51,389
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	121,948
		208,859
Internet — 2.0%
Arches Buyer, Inc.
6.125%, due 12/1/28	382,000	316,334
Cogent Communications Group LLC
3.500%, due 5/1/26	120,000	115,287
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	257,000	233,671
Match Group Holdings II LLC
4.125%, due 8/1/30	214,000	192,273
5.625%, due 2/15/29	96,000	93,438
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	275,000	291,132
		1,242,135
Investment Companies — 0.5%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	73,052
7.950%, due 8/11/28	50,000	52,327
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	83,540
6.250%, due 5/15/26	90,000	89,710
		298,629
Iron/Steel — 0.9%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	358,000	380,720
TMS International Corp.
6.250%, due 4/15/29	197,000	182,877
		563,597
Leisure Time — 1.8%
Acushnet Co.
7.375%, due 10/15/28	75,000	78,204
Carnival Corp.
5.750%, due 3/1/27	215,000	213,928
6.000%, due 5/1/29(b)	376,000	375,086

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Leisure Time (continued)
NCL Corp., Ltd.
5.875%, due 2/15/27	$174,000	$172,739
7.750%, due 2/15/29(b)	—	—
Royal Caribbean Cruises Ltd.
6.000%, due 2/1/33	150,000	150,983
9.250%, due 1/15/29	149,000	159,267
		1,150,207
Lodging — 1.2%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	308,081
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	412,000	373,176
Station Casinos LLC
4.625%, due 12/1/31	98,000	89,307
		770,564
Machinery-Diversified — 0.9%
Chart Industries, Inc.
7.500%, due 1/1/30	274,000	285,043
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	316,719
		601,762
Media — 9.6%
Cable One, Inc.
4.000%, due 11/15/30	301,000	231,427
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	274,000	233,135
4.250%, due 1/15/34	188,000	148,518
4.500%, due 8/15/30	306,000	267,916
4.500%, due 5/1/32	269,000	225,228
4.750%, due 3/1/30	400,000	358,101
CSC Holdings LLC
5.500%, due 4/15/27	176,000	147,142
5.750%, due 1/15/30	285,000	114,958
6.500%, due 2/1/29	600,000	462,088
Directv Financing LLC
8.875%, due 2/1/30	60,000	60,084
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	491,000	472,809
DISH DBS Corp.
5.750%, due 12/1/28	195,000	143,135
5.875%, due 11/15/24	215,000	200,496
7.375%, due 7/1/28	245,000	115,150
DISH Network Corp.
11.750%, due 11/15/27	171,000	171,159
Nexstar Media, Inc.
4.750%, due 11/1/28	413,000	379,990
Paramount Global
6.250%, due 2/28/57	200,000	174,680
6.875%, due 4/30/36	255,000	248,950
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	70,169
4.000%, due 7/15/28	242,000	222,096
4.125%, due 7/1/30	90,000	78,226
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	304,000	276,573
TEGNA, Inc.
4.625%, due 3/15/28	95,000	87,157
Univision Communications, Inc.
4.500%, due 5/1/29	199,000	173,819
6.625%, due 6/1/27	148,000	147,281
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	82,588
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	165,000	153,673
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	$79,000	$74,010
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	314,585
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	333,000	294,052
		6,129,195
Mining — 0.7%
Compass Minerals International, Inc.
6.750%, due 12/1/27	260,000	255,801
Novelis Corp.
4.750%, due 1/30/30	187,000	176,690
		432,491
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.
6.250%, due 2/15/29	150,000	151,862

Oil & Gas — 6.7%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	367,000	371,825
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	227,000	222,641
7.000%, due 11/1/26	95,000	95,105
8.250%, due 12/31/28	170,000	174,513
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	120,427	126,110
CNX Resources Corp.
6.000%, due 1/15/29	88,000	87,108
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	236,203
HF Sinclair Corp.
6.375%, due 4/15/27	174,000	175,846
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	49,000	48,748
Kraken Oil & Gas Partners LLC
7.625%, due 8/15/29	150,000	151,438
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	393,000	392,646
10.500%, due 5/15/27	72,000	73,643
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	417,517
8.875%, due 8/15/31	95,000	96,919
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	276,342
Range Resources Corp.
4.750%, due 2/15/30	76,000	71,987
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	178,924
SM Energy Co.
7.000%, due 8/1/32	160,000	161,734
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	151,000	157,042
Transocean, Inc.
8.250%, due 5/15/29	197,000	201,151
8.500%, due 5/15/31	135,000	138,200
Vital Energy, Inc.
7.750%, due 7/31/29	281,000	284,170
7.875%, due 4/15/32	150,000	152,575
		4,292,387
Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, due 4/1/27	424,000	425,882

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services (continued)
Kodiak Gas Services LLC
7.250%, due 2/15/29	$120,000	$123,443
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 9/1/27	148,000	148,846
		698,171
Packaging & Containers — 1.4%
Ball Corp.
6.000%, due 6/15/29	210,000	212,043
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	160,000	155,122
Crown Americas LLC
5.250%, due 4/1/30	181,000	177,268
Mauser Packaging Solutions Holding Co.
9.250%, due 4/15/27	146,000	146,196
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,173
7.250%, due 2/15/31	180,000	187,399
		903,201
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	122,000	114,265
Elanco Animal Health, Inc.
6.650%, due 8/28/28(b)	193,000	196,277
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	231,863
Owens & Minor, Inc.
6.625%, due 4/1/30	73,000	68,190
PRA Health Sciences, Inc.
2.875%, due 7/15/26	445,000	420,627
Viatris, Inc.
2.300%, due 6/22/27	100,000	92,678
		1,123,900
Pipelines — 2.9%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	130,873
EQM Midstream Partners LP
4.750%, due 1/15/31	90,000	84,977
5.500%, due 7/15/28	80,000	79,603
7.500%, due 6/1/30	58,000	62,596
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	220,000	223,246
Hess Midstream Operations LP
6.500%, due 6/1/29	130,000	132,538
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	125,000	128,740
8.875%, due 7/15/28	165,000	175,636
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	146,475
Venture Global LNG, Inc.
7.000%, due 1/15/30	132,000	133,379
8.375%, due 6/1/31	537,000	564,316
		1,862,379
REITS — 3.8%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	88,731
Iron Mountain, Inc.
4.500%, due 2/15/31	221,000	203,127
5.250%, due 7/15/30	91,000	87,579
5.625%, due 7/15/32	211,000	203,479
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	318,433
7.000%, due 2/1/30	100,000	101,797
	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	$175,000	$180,691
SBA Communications Corp.
3.125%, due 2/1/29	189,000	171,113
3.875%, due 2/15/27	246,000	236,849
Service Properties Trust
8.625%, due 11/15/31	110,000	116,882
8.875%, due 6/15/32	325,000	309,647
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	297,000	300,400
XHR LP
4.875%, due 6/1/29	84,000	79,264
		2,397,992
Retail — 3.9%
Arko Corp.
5.125%, due 11/15/29	202,000	176,220
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	276,000	259,349
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	187,382
Group 1 Automotive, Inc.
4.000%, due 8/15/28	273,000	254,495
6.375%, due 1/15/30	96,000	96,825
LCM Investments Holdings II LLC
4.875%, due 5/1/29	197,000	185,520
8.250%, due 8/1/31	110,000	115,362
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	31,786
4.375%, due 1/15/31	307,000	275,554
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	94,000	91,811
6.125%, due 3/15/32	138,000	131,704
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	44,384
7.875%, due 5/1/29	84,000	48,282
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, due 4/1/26	150,000	150,675
Nordstrom, Inc.
4.375%, due 4/1/30	33,000	30,003
5.000%, due 1/15/44	105,000	84,024
QVC, Inc.
5.450%, due 8/15/34	50,000	31,500
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32	186,000	185,342
Staples, Inc.
12.750%, due 1/15/30	35,145	27,293
Victoria’s Secret & Co.
4.625%, due 7/15/29	125,000	103,694
		2,511,205
Semiconductors — 0.4%
Entegris, Inc.
3.625%, due 5/1/29	131,000	118,823
4.375%, due 4/15/28	163,000	154,741
		273,564
Software — 2.2%
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	473,727
8.250%, due 6/30/32	435,000	451,314
9.000%, due 9/30/29	45,000	44,748
Open Text Corp., (Canada)
3.875%, due 12/1/29	269,000	244,180
PTC, Inc.
3.625%, due 2/15/25	157,000	155,109
		1,369,078

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications — 3.3%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	$57,000	$45,517
5.750%, due 8/15/29	347,000	263,362
Altice France SA, (France)
5.500%, due 1/15/28	483,000	353,605
8.125%, due 2/1/27	50,000	40,437
CommScope LLC
4.750%, due 9/1/29	156,000	113,100
8.250%, due 3/1/27	90,000	62,286
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	223,993
Level 3 Financing, Inc.
3.750%, due 7/15/29	126,000	59,535
10.500%, due 5/15/30	155,000	158,410
Optics Bidco SpA, (Italy)
7.721%, due 6/4/38	232,000	248,430
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	329,000	282,458
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	226,000	233,962
		2,085,095
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	258,000	235,324
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	207,444
		442,768
Total Corporate Bonds
(Cost $58,095,855)		60,015,380

	Shares	Value
Short-Term Investments — 5.6%
Money Market Funds — 5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.18%(c)	2,805,441	2,805,441
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(c)(d)	771,752	771,752

Total Short-Term Investments
(Cost $3,577,193)		3,577,193

Total Investments — 99.8% (Cost $61,673,048)		63,592,573
Other Assets and Liabilities, Net — 0.2%		114,441
Net Assets — 100%		$63,707,014

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $876,924; total market value of collateral held by the Fund was $912,495. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $140,743.
(c)	Reflects the 7-day yield at July 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ NYLI MacKay ESG High Income ETF (formerly, IQ MacKay ESG High Income ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$—	$60,015,380	$—	$60,015,380
Short-Term Investments:
Money Market Funds	3,577,193	—	—	3,577,193
Total Investments in Securities	$3,577,193	$60,015,380	$—	$63,592,573

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.